UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07344
Morgan Stanley California Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (139.0%)
	California (137.8%)
$750	Alameda County Joint Powers Authority, Ser 2008 A (AGM Insd)	5.00%	12/01/25	$789,173
840	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/35	165,556
1,355	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/36	249,306
585	Alvord Unified School District, Ser 2008 A (AGM Insd)	5.00	08/01/28	600,485
4,970	Anaheim City School District, Ser 2007 (NATL-RE Insd) (a)	0.00	08/01/24	1,977,315
4,000	Anaheim Public Financing Authority, Electric System Ser 2007 A (NATL-RE Insd)	4.50	10/01/37	3,668,680
1,000	Arcadia Unified School District, Election of 2006 Ser 2007 A (AGM Insd)	5.00	08/01/37	1,006,460
2,070	Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (b)	5.25	04/01/26	2,248,703
2,300	Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (b)	5.25	04/01/29	2,451,141
600	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/26	256,722
1,145	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/31	352,786
1,000	California Infrastructure & Economic Development Bank, California Science Center Phase II Ser 2006 C (NATL-RE & FGIC Insd)	5.00	05/01/31	932,950
5,000	California State Department of Veterans Affairs, Home Purchase Ser 2002 A (AMBAC Insd)	5.35	12/01/27	5,019,300
1,000	California State Department of Water Resources, Central Valley Ser AE	5.00	12/01/29	1,064,790
690	California State Public Works Board, Department of Mental Health Coaling Ser 2004 A	5.00	06/01/25	647,034
2,000	California State University, Ser 2003 A (NATL-RE & FGIC Insd)	5.25	11/01/21	2,130,040
1,500	California State University, Ser 2005 A (AMBAC Insd)	5.00	11/01/35	1,482,750
1,000	California State University, Ser 2009 A	5.25	11/01/38	1,009,410
1,000	Camarillo Public Finance Authority, Wastewater Ser 2005 (AMBAC Insd)	5.00	06/01/36	982,680
500	Campbell Union High School District, Election of 2006 Ser 2008 B (AGC Insd)	5.00	08/01/35	499,285
1,620	Campbell Union High School District, Election of 2006 Ser 2008 B (AGC Insd)	5.00	08/01/38	1,607,818
1,000	Capistrano Unified School District, Community Facilities District # 98-2 Ladera Ser 2005 (NATL-RE & FGIC Insd)	5.00	09/01/29	912,480
2,000	Chula Vista Public Financing Authority, Ser 2005 (NATL-RE Insd)	5.00	09/01/29	1,860,500
4,000	City & County of San Francisco, City Buildings Ser 2007 A (COPs) (NATL-RE & FGIC Insd)	4.50	09/01/37	3,597,400
4,000	City & County of San Francisco, Laguna Honda Hospital Ser 2005 I (AGM Insd)	5.00	06/15/30	4,075,280
5,500	City & County of San Francisco, Refg Laguna Honda Hospital Ser 2008 R-3 (AGC Insd) (b)	5.00	06/15/28	5,633,265
355	City & County of San Francisco, Refg Laguna Honda Hospital Ser 2008 R3 (AGC Insd)	5.00	06/15/28	365,426
2,750	City of Long Beach, Ser 2005 (AMT) (NATL-RE Insd)	5.00	05/15/24	2,759,955
2,825	City of Los Angeles, Wastewater Refg Ser 2003 B (AGM Insd)	5.00	06/01/22	2,945,712
5,000	City of Modesto, Community Center Refg 1993 Ser A (COPs) (AMBAC Insd)	5.00	11/01/23	4,812,800
3,000	City of Oakland, Ser 2003 A (NATL-RE Insd)	5.00	01/15/33	3,015,480

Morgan Stanley California Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$2,355	City of Oakland, Sewer Ser 2004 A (AGM Insd)	5.00%	06/15/25	$2,392,774
365	City of Redding, Electric System Ser 2008 A (COPs) (AGM Insd)	5.00	06/01/27	371,201
1,585	City of Riverside, Issue of 2008 D (AGM Insd)	5.00	10/01/28	1,629,824
1,000	City of Riverside, Water Issue Ser 2008 B (AGM Insd)	5.00	10/01/33	1,021,820
4,000	City of San Jose, Airport Ser 2001 (NATL-RE & FGIC Insd)	5.00	03/01/25	4,008,640
1,000	City of Simi Valley, Public Financing Authority Ser 2004 (COPs) (AMBAC Insd)	5.00	09/01/30	1,005,650
300	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)	0.00	08/01/29	91,869
5,060	Contra Costa Water District, Refg Ser 2002 L (AGM Insd)	5.00	10/01/20	5,431,606
2,135	Contra Costa Water District, Refg Ser 2002 L (AGM Insd)	5.00	10/01/21	2,280,692
2,240	Contra Costa Water District, Refg Ser 2002 L (AGM Insd)	5.00	10/01/22	2,366,650
2,000	Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd)	5.00	11/01/25	1,932,140
1,000	Desert Community College District, Election of 2004 Ser 2007 C (AGM Insd)	5.00	08/01/37	1,006,840
4,420	Dry Creek Joint Elementary School District, Election of 2008 Ser 2009 E (a)	0.00	08/01/39	607,573
1,000	Eastern Municipal Water District, Water & Sewer Refg, Ser 2006 A (COPs) (NATL-RE Insd)	5.00	07/01/32	1,008,700
1,570	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/31	404,212
2,560	Fontana Unified School District, Ser 2008 B (AGM Insd) (a)	0.00	08/01/29	752,000
4,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	3,453,000
1,000	Grant Joint Unified School District, Election of 2006 Ser 2008 (AGM Insd)	5.00	08/01/23	1,065,780
2,475	Grossmont Union High School District, Ser 2006 (NATL-RE Insd) (a)	0.00	08/01/24	1,075,511
1,250	Huntington Beach Union High School District, Ser 2004 (AGM Insd)	5.00	08/01/27	1,283,950
2,000	Kern County Board of Education, Refg Ser 2006 A (COPs) (NATL-RE Insd)	5.00	06/01/31	2,007,400
770	Kern County Water Agency Improvement District No. 4, Ser 2008 A (COPs) (AGC Insd)	5.00	05/01/28	786,655
3,000	La Quinta Financing Authority, Local Agency Ser 2004 A (AMBAC Insd)	5.25	09/01/24	3,009,540
2,000	La Quinta Redevelopment Agency, Area #1 Ser 2002 (AMBAC Insd)	5.00	09/01/22	2,000,960
2,000	Los Angeles County Metropolitan Transportation Authority, Ser 2005 A (AMBAC Insd)	5.00	07/01/35	2,043,220
4,000	Los Angeles Department of Water & Power, Ser 2001 A (AGM Insd)	5.25	07/01/21	4,179,600
5,000	Los Angeles Department of Water & Power, Ser 2003 A Subser A-2 (NATL-RE Insd)	5.00	07/01/27	5,139,600
3,000	Los Angeles Municipal Improvement Corp., Police Headquarters Ser 2006 A (NATL-RE Insd)	4.75	01/01/31	2,888,190
2,000	Los Angeles Unified School District, Ser 2006 F (FGIC Insd)	5.00	07/01/30	2,033,960
850	Menifee Union School District, Election of 2008 Ser 2009 C (AGC Insd) (a)	0.00	08/01/34	181,101
4,000	Metropolitan Water District of Southern California, 2003 Ser B-1 (NATL-RE Insd)	5.00	10/01/33	4,074,200
2,000	Metropolitan Water District of Southern California, 2003 Ser B-1 (NATL-RE Insd)	5.00	10/01/36	2,035,080

Morgan Stanley California Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$3,755	Metropolitan Water District of Southern California, Ser 2009 B (b)	5.00%	07/01/27		$4,033,162
3,000	Milpitas Redevelopment Agency, Area #1 Ser 2003 (NATL-RE Insd)	5.00	09/01/22		3,001,140
4,000	Modesto Irrigation District, Ser 2001 A (COPs) (AGM Insd)	5.00	07/01/26		4,064,880
1,000	Montebello Unified School District, Ser 2004 A-1	5.25	08/01/34		1,021,000
935	Moreland School District, Ser 2014 C (AMBAC Insd) (a)	0.00	08/01/29		273,057
3,150	Murrieta Valley Unified School District Public Financing Authority, Election of 2006 Ser 2008 (AGM Insd) (a)	0.00	09/01/31		806,747
6,000	Norwalk-La Mirada Unified School District, Election of 2002 Ser 2005 B (CR) (AGM & FGIC Insd) (a)	0.00	08/01/29		1,815,300
670	Oak Grove School District, Election 2008 Ser A (a)	0.00	08/01/28		215,673
750	Oakland Joint Powers Financing Authority, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00	08/01/25		774,653
790	Placer County Water Agency, Ser 2008 (COPs) (AGM Insd)	4.75	07/01/29		794,329
6,345	Planada Elementary School District, Ser 2009 B (AGC Insd) (a)	0.00	07/01/49		476,700
25	Port of Oakland, Ser 2000 K (AMT) (NATL-RE & FGIC Insd)	5.875	05/01/10	(c)	25,313
85	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/12	(c)	94,638
665	Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)	5.00	11/01/21		650,669
3,960	Poway Redevelopment Agency, Paguay Redev 2003 Ser (NATL-RE Insd)	5.25	06/15/23		3,979,800
4,000	Poway Unified School District, Ser 2007 (AMBAC Insd)	4.625	09/15/42		3,417,160
2,495	Sacramento Municipal Utility District, Electric Refg Ser 2002 Q (AGM Insd)	5.00	08/15/28		2,536,617
11,850	San Bernardino Community College District, Election 2008 Ser B (a)	0.00	08/01/44		1,195,191
4,000	San Diego County Water Authority, Ser 2004 A (COPs) (AGM Insd) (b)	5.00	05/01/29		4,111,260
1,250	San Diego County Water Authority, Ser 2008 A (COPs) (AGM Insd)	5.00	05/01/28		1,305,763
1,125	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)	5.00	07/01/28		1,132,459
5,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (AGM Insd)	5.00	11/01/31		5,038,050
2,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (NATL-RE Insd)	5.25	01/15/30		1,689,860
8,000	San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd)	5.00	06/01/37		8,006,480
385	San Rafael City High School District, Election Ser 2002 B (NATL-RE & FGIC Insd) (a)	0.00	08/01/25		157,226
1,500	San Ysidro School District, 1997 Election Ser 2007 E (AGM Insd) (a)	0.00	08/01/27		514,755
2,265	San Ysidro School District, 1997 Election Ser 2007 E (AGM Insd) (a)	0.00	08/01/29		670,644
1,700	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (a)	0.00	08/01/26		601,273
2,345	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (a)	0.00	08/01/29		665,816

Morgan Stanley California Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$300	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (a)	0.00%	08/01/30	$78,690
5,000	Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (a)	0.00	08/01/29	1,451,100
2,150	Turlock Irrigation District, Refg Ser 1998 A (NATL-RE Insd)	5.00	01/01/26	2,150,537
770	Tustin Unified School District, Ser 2008 C (AGM Insd)	5.00	06/01/25	819,603
700	Twin Rivers Unified School District, Ser 2009 (BANs) (a)	0.00	04/01/14	612,528
1,000	University of California, Limited Projects Ser 2005 B (AGM Insd)	5.00	05/15/30	1,012,640
5,000	University of California, Multi Purpose Ser 2003 Q (AGM Insd)	5.00	09/01/23	5,254,350
2,000	University of California, Ser 2003 B (AMBAC Insd)	5.00	05/15/22	2,110,920
4,000	University of California, Ser 2007 A (NATL-RE Insd)	4.50	05/15/37	3,648,160
4,345	University of California, Ser 2009 W (b)(d)	5.00	05/15/34	4,492,305
1,225	University of California, UCLA Medical Center Ser 2004 A (AMBAC Insd)	5.25	05/15/30	1,223,383
1,330	Val Verde Unified School District, Ser 2005 B (COPs) (NATL-RE Insd)	5.00	01/01/35	1,142,231
770	West Basin Municipal Water District, Refg Ser 2008 B (COPs) (AGC Insd)	5.00	08/01/27	772,118
5,335	William S. Hart Union High School District, Ser 2009 A (a)	0.00	08/01/32	1,218,567
7,625	Yosemite Community College District, Election of 2004 Ser 2008 C (AGM Insd) (b)	5.00	08/01/32	7,778,391
1,465	Yosemite Community College District, Ser 2008 C (AGM Insd) (a)	0.00	08/01/22	776,904

				210,302,662

	Guam (0.2%)
285	Territory of Guam Section 30, Ser A	5.625	12/01/29	288,087

	Puerto Rico (0.5%)
720	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39	756,274

	Virgin Islands (0.5%)
725	Virgin Islands Public Finance Authority, Matching Fund Loan Diago A	6.625	10/01/29	765,759

	Total Tax-Exempt Municipal Bonds (Cost $212,115,663)			212,112,782

	California Short-Term Tax-Exempt Municipal Obligations (2.1%)
800	City of Irvine, Limited Obligation Ser 85-7 A (Demand 02/01/10) (AGM Insd)	0.22 (e)	09/02/32	800,000
2,400	Southern California Public Power Authority, Ser 2008 A (Demand 02/01/10)	0.18 (e)	07/01/20	2,400,000

	Total California Short-Term Tax-Exempt Municipal Obligations (Cost $3,200,000)			3,200,000

	Total Investments (Cost $215,315,663) (f)(g)	141.1%		215,312,782
	Other Assets in Excess of Liabilities	1.6		2,403,894
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.17% to 0.23% at January 31, 2010 and contractual maturities of collateral ranging from 04/01/26 to 05/15/34 (h)	(12.6)		(19,150,000)
	Preferred Shares of Beneficial Interest	(30.1)		(45,952,950)

	Net Assets Applicable to Common Shareholders	100.0%		$152,613,726

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

Morgan Stanley California Insured Municipal Income Trust*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

CR	Custodial Receipts.

(a)	Capital appreciation bond.

(b)	Underlying security related to inverse floater entered into by the Trust.

(c)	Prefunded to call date shown.

(d)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $2,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(e)	Current coupon of variable rate demand obligation.

(f)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(h)	Floating rate note obligations related to securities held – The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, Trust investments with a value of $30,748,227 are held by the Dealer Trusts and serve as collateral for the $19,150,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

Morgan Stanley California Insured Municipal Income Trust*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Tax-Exempt Municipal Bonds	$212,112,782	—	$212,112,782	—
California Short-Term Tax-Exempt Municipal Obligations	3,200,000	—	3,200,000	—

Total	$215,312,782	—	$215,312,782	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*     Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Insured Municipal Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010